ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	6 Months Ended
Sep. 30, 2024
Accounts Payable And Accrued Liabilities
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

NOTE 7.  ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

At September 30, 2024 and March 31, 2024, accounts payable and accrued liabilities were comprised of the following (in thousands):

	September 30, 2024 (Unaudited)	March 31, 2024
Accounts payable and amounts accrued to CRO	$49	$1,413
Accrued bonuses and other payroll-related expenses	371	525
Accrued accounting and auditing fees	127	189
Accrued legal fees	54	194
Accrued other professional fees	33	157
Other accounts payable	172	136
Accrued clinical and R&D services	3	179
Other	36	43
Total accounts payable and accrued liabilities	$845	$2,836

The decrease in accounts payable and accrued liabilities from $2.8 million as of March 31, 2024 to $0.8 million as of September 30, 2024 is primarily attributable to the write-off of $1.486 million in connection with the settlement with Parexel. Refer to the “iOx – Parexel Master Services Agreement” section of Note 12, “Commitments and Contingent Liabilities” for further discussion regarding this matter.